SHORT-TERM BORROWINGS (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings	€ 1,846	€ 1,914
Factored Account Receivables [Member]
Short-term borrowings	€ 1,846	€ 1,914